Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Accrued payroll and welfare	198,311,616	171,797,452
Accrued marketing cost	149,202,671	52,337,833
Accrued settlement relating to class action lawsuits	38,254,200	—
Other tax payable	25,482,315	8,346,120
Deposits	22,924,693	8,880,214
Others	24,152,497	61,439,938
Total	458,327,992	302,801,557